Related parties - Schedule of disclosure of significant transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Salaries, wages and benefits	€ 2,272	€ 1,735	€ 1,464
Share-based payments	3,254	2,386	2,501
Supervisory Board’s fees	392	225	225
Total compensation to related parties	€ 5,918	€ 4,346	€ 4,190